Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Categorization of the Financial Instruments, Excluding Cash and Cash Equivalents

Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2017 and 2018:

	December 31, 2017
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	12,438,019	Ps.	—	Ps.	46,682,657
Accounts receivable from subscribers, distributors, contractual assets and other		163,085,537		—		—
Related parties		868,230		—		—
Derivative financial instruments		—		8,037,384		—

Total	Ps.	176,391,786	Ps.	8,037,384	Ps.	46,682,657

Financial Liabilities:
Debt	Ps.	697,884,899	Ps.	—	Ps.	—
Accounts payable		212,673,407		—		—
Related parties		2,540,412		—		—
Derivative financial instruments		—		14,359,460		—

Total	Ps.	913,098,718	Ps.	14,359,460	Ps.	—

Summary of Fair Value for the Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2017 and 2018 is as follows:

	Measurement of fair value at December 31, 2017
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,682,657	Ps.	12,438,019	Ps.	—	Ps.	59,120,676
Derivative financial instruments		—		8,037,384		—		8,037,384
Pension plan assets		218,518,358		9,039,270		130,976		227,688,604

Total	Ps.	265,201,015	Ps.	29,514,673	Ps.	130,976	Ps.	294,846,664

Liabilities:
Debt	Ps.	691,769,785	Ps.	63,147,153	Ps.	—	Ps.	754,916,938
Derivative financial instruments		—		14,359,460		—		14,359,460

Total	Ps.	691,769,785	Ps.	77,506,613	Ps.	—	Ps.	769,276,398

	Measurement of fair value at December 31, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	39,028,083	Ps.	9,987,851	Ps.	—	Ps.	49,015,934
Derivative financial instruments		—		5,287,548		—		5,287,548
Pension plan assets		186,557,731		17,096,344		17,047		203,671,122

Total	Ps.	225,585,814	Ps.	32,371,743	Ps.	17,047	Ps.	257,974,604

Liabilities:
Debt	Ps.	594,713,342	Ps.	99,723,251	Ps.	—	Ps.	694,436,593
Derivative financial instruments				17,107,579		—		17,107,579

Total	Ps.	594,713,342	Ps.	116,830,830	Ps.	—	Ps.	711,544,172

Summary of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	At January 1, 2017		Cash flow		Foreign currency exchange and other		At December 31, 2017

Total liabilities from financing activities	Ps.	707,801,403	Ps.	(27,433,489)	Ps.	17,516,985	Ps.	697,884,899

	At January 1, 2018		Cash flow		Foreign currency exchange and other		At December 31, 2018

Total liabilities from financing activities	Ps.	697,884,899	Ps.	(34,050,923)	Ps.	(24,911,523)	Ps.	638,922,453